Contingent Liabilities - Additional Information (Detail) (ZAR)	Mar. 31, 2008
Randgold and Exploration Summons
Commitments and Contingencies Disclosure [Line Items]
Randgold and Exploration summons, highest claims	12,000,000,000
Randgold and Exploration summons, lowest claims	11,000,000,000
Randgold and Exploration summons, alternative claims	519,000,000
South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
GFO interest in South Deep Mine	50.00%